As filed with the Securities and Exchange Commission on March 22, 2010

Securities Act Registration No. 333-124430

Investment Company Act File No. 811-21761

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 18	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 19	☒

KEELEY FUNDS, INC.

(Registrant)

401 South LaSalle Street

Suite 1201

Chicago, Illinois 60605

Telephone number:  (312) 786-5050

John L. Keeley, Jr.	Alan Goldberg
Keeley Asset Management Corp.	K&L Gates LLP
401 South LaSalle Street, Suite 1201	70 West Madison Street, Suite 3100
Chicago, Illinois 60605	Chicago, Illinois 60602-4207

(Agents for service)

Approximate date of proposed public offering:  As soon as practical after the effective date of this Registration Statement.

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to rule 485(b)

☒ on April 1, 2010 pursuant to rule 485(b)

☐ 60 days after filing pursuant to rule 485(a)(1)

☐ on                          pursuant to rule 485(a)(1)

☐ 75 days after filing pursuant to rule 485(a)(2)

☐ on                          pursuant to rule 485(a)(2)

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this filing of Post-Effective Amendment No. 18 is to designate April 1, 2010 as the new effective date of Registrant’s Post-Effective Amendment No. 16 to its Registration Statement, which was filed on January 8, 2010 pursuant to Rule 485(a) of the Securities Act of 1933.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 16 under the Securities Act of 1933 and No. 17 under the Investment Company Act of 1940 are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and the State of Illinois on the 22nd day of March, 2010.

KEELEY FUNDS, INC.

By:	/s/ John L. Keeley, Jr.
John L. Keeley, Jr., President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title		Date

/s/ John G. Kyle*	Director	)
John G. Kyle		)
)
/s/ Walter D. Fitzgerald*	Director	)
Walter D. Fitzgerald		)
)
/s/ John F. Lesch*	Director	)
John F. Lesch		)	March 22, 2010
)
/s/ Elwood P. Walmsley*	Director	)
Elwood P. Walmsley		)
)
/s/ Jerome J. Klingenberger*	Director	)
Jerome J. Klingenberger		)
)
/s/ Sean W. Lowry*	Director	)
Sean W. Lowry		)
)
/s/ John L. Keeley, Jr.*	Director, Chief Executive	)
John L. Keeley, Jr.	Officer and Chief Financial	)
	Officer	)

*                                         John L. Keeley, Jr. signs this document pursuant to powers of attorney filed herewith.

By:	/s/ John L. Keeley, Jr.
John L. Keeley, Jr.